Other investment (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Qilu Stem Cells from Cordlife Service (S) Pte. Ltd. [Member] USD ($)	Mar. 31, 2013 Qilu Stem Cells from Cordlife Service (S) Pte. Ltd. [Member] CNY	Feb. 01, 2013 Qilu Stem Cells from Cordlife Service (S) Pte. Ltd. [Member]	Mar. 31, 2012 Qilu Stem Cells [Member] CNY	Mar. 31, 2013 Qilu Stem Cells [Member]	May 01, 2010 Qilu Stem Cells [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest							4.08%		24.00%	19.92%
Dividend income	$ 754	4,685	7,217					7,217
Cash paid for equity interest	8,818	54,766			8,650	54,766
Unlisted equity securities, at cost	$ 30,452	189,129	134,363